Leases - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Balance, beginning of period	R$ 127,921	R$ 88,534	R$ 74,822
New contracts	13,578	43,733	36,021
Re-measurement by index	11,744	8,258	3,741
Lease modification	(1,594)	(15,934)	0
Depreciation expense	(15,545)	(12,760)	(9,960)
Reclassification from (to) assets held for sale	0	16,090	(16,090)
Balance, end of period	136,104	127,921	88,534
Non-current	R$ 136,104	R$ 127,921	R$ 88,534